Income Tax Expense in Consolidated Statements of Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense		49,616	35,802	36,209
Deferred tax (benefit)/expense	(325)	(2,022)	(4,776)	112
Actual income tax expense	$ 7,639	47,594	31,026	36,321